PROPERTY AND EQUIPMENT (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2014		Dec. 28, 2012		Dec. 30, 2011
Depreciation and amortization expense related to property and equipment (Textuals) [Abstract]
Unamortized computer software costs	$ 76.0		$ 71.1
Property plant and equipment [Line Items]
Property plant and equipment, gross	1,284.6		1,286.2
Accumulated depreciation and amortization	(676.5)		(598.7)
Property and equipment, net	608.1	[1],[2]	687.5	[1],[2]
Gain (loss) on disposal of property and equipment	25.4		3.4		8.9
Construction and mining equipment [Member]
Property plant and equipment [Line Items]
Property plant and equipment, gross	244.4		266.4
Construction and mining equipment [Member] | Minimum [Member]
Property plant and equipment [Line Items]
Estimated useful life	3 years 0 months 0 days
Construction and mining equipment [Member] | Maximum [Member]
Property plant and equipment [Line Items]
Estimated useful life	15 years 0 months 0 days
Computer software [Member]
Property plant and equipment [Line Items]
Property plant and equipment, gross	238.9		219.5
Computer software [Member] | Minimum [Member]
Property plant and equipment [Line Items]
Estimated useful life	3 years 0 months 0 days
Computer software [Member] | Maximum [Member]
Property plant and equipment [Line Items]
Estimated useful life	10 years 0 months 0 days
Computer hardware [Member]
Property plant and equipment [Line Items]
Property plant and equipment, gross	216.1		198.2
Computer hardware [Member] | Minimum [Member]
Property plant and equipment [Line Items]
Estimated useful life	3 years 0 months 0 days
Computer hardware [Member] | Maximum [Member]
Property plant and equipment [Line Items]
Estimated useful life	10 years 0 months 0 days
Vehicles and automotive equipment [Member]
Property plant and equipment [Line Items]
Property plant and equipment, gross	171.6		172.2
Vehicles and automotive equipment [Member] | Minimum [Member]
Property plant and equipment [Line Items]
Estimated useful life	3 years 0 months 0 days
Vehicles and automotive equipment [Member] | Maximum [Member]
Property plant and equipment [Line Items]
Estimated useful life	12 years 0 months 0 days
Leasehold improvements [Member]
Property plant and equipment [Line Items]
Property plant and equipment, gross	141.9		130.1
Leasehold improvements [Member] | Minimum [Member]
Property plant and equipment [Line Items]
Estimated useful life	1 year 0 months 0 days	[3]
Leasehold improvements [Member] | Maximum [Member]
Property plant and equipment [Line Items]
Estimated useful life	20 years 0 months 0 days	[3]
Land and buildings [Member]
Property plant and equipment [Line Items]
Property plant and equipment, gross	100.2		114.1
Buildings [Member] | Minimum [Member]
Property plant and equipment [Line Items]
Estimated useful life	10 years 0 months 0 days
Buildings [Member] | Maximum [Member]
Property plant and equipment [Line Items]
Estimated useful life	45 years 0 months 0 days
Furniture and fixtures [Member]
Property plant and equipment [Line Items]
Property plant and equipment, gross	94.7		97.7
Furniture and fixtures [Member] | Minimum [Member]
Property plant and equipment [Line Items]
Estimated useful life	3 years 0 months 0 days
Furniture and fixtures [Member] | Maximum [Member]
Property plant and equipment [Line Items]
Estimated useful life	10 years 0 months 0 days
Other equipment [Member]
Property plant and equipment [Line Items]
Property plant and equipment, gross	67.5		72.4
Other equipment [Member] | Minimum [Member]
Property plant and equipment [Line Items]
Estimated useful life	3 years 0 months 0 days
Other equipment [Member] | Maximum [Member]
Property plant and equipment [Line Items]
Estimated useful life	10 years 0 months 0 days
Construction in progress [Member]
Property plant and equipment [Line Items]
Property plant and equipment, gross	$ 9.3		$ 15.6

[1]	The unamortized computer software costs were $76.0 million and $71.1 million, respectively, as of January 3, 2014 and December 28, 2012.
[2]	Property and equipment, net is categorized by the location of incorporation of the legal entities.
[3]	Leasehold improvements are amortized over the length of the lease or estimated useful life, whichever is less